Expense Example {- Fidelity® Municipal Money Market Fund} - 08.31 Fidelity Municipal Money Market Fund PRO-09 - Fidelity® Municipal Money Market Fund - Fidelity Municipal Money Market Fund-Default	Oct. 30, 2021 USD ($)
Expense Example:
1 year	$ 42
3 years	132
5 years	230
10 years	$ 518